NORTHERNULTRASHORTFIXEDINCOMEFUND [Member] Shareholder Fees	Mar. 31, 2025 USD ($)
NORTHERN ULTRASHORT FIXED INCOME FUND | ULTRA-SHORT FIXED INCOME FUND | ULTRA-SHORT FIXED INCOME FUND
Prospectus [Line Items]
Shareholder Fee, Other	$ 0